LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt
Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
Description	Long-term	Current portion	Total	Long-term	Current portion	Total

Piraeus Bank A.E. (as the successor of Cyprus Popular Bank Public Co. Ltd. (formerly, Marfin Egnatia Bank S.A.) (“Piraeus Bank (CPB loan)”) Credit Facility	$-	$32,525	$32,525	$-	$32,525	$32,525
Portigon AG (ex West LB Bank) Credit Facility	-	24,781	24,781	-	25,250	25,250
Piraeus Bank Credit Facilities	-	-	-	-	17,964	17,964
Mojave Finance Inc	-	3,000	3,000	-	3,000	3,000
Ending Balance	$-	$60,306	$60,306	$-	$78,739	$78,739

Interest and Finance Expense
The amounts shown as interest and finance expense in the statements of operations and comprehensive loss are analyzed as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2013	2012	2011

Interest expense	$6,952	$8,125	$11,528
Amortization of deferred charges	460	5,624	2,112
Amortization of the beneficial conversion feature	264	71,561	8,161
Hanover Holdings I LLC commission	31,982	-	-
Other expenses	23,012	1,239	871
	$62,670	$86,549	$22,672